Consolidated Statements of Stockholders’ Equity (Deficit) (Unaudited) - USD ($)	Common Stock	Stock Subscription Receivable	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Treasury Stock	Non controlling Interest	Total
Balance at Dec. 31, 2019	$ 19,478	$ (4,063,320)	$ 28,180,348	$ (15,851,223)	$ 663,753	$ (9,100,000)	$ 26,147	$ (124,817)
Balance (in Shares) at Dec. 31, 2019	19,478,168					(275,347)
Capital contribution	$ 3,385		7,611,946					7,615,331
Capital contribution (in Shares)	3,384,615
Stock based compensation for options granted			1,706,419					1,706,419
Stock based compensation for services	$ 642	902,960	1,536,958					2,440,560
Stock based compensation for services (in Shares)	641,887
Debt conversion	$ 915		1,716,136					1,717,051
Debt conversion (in Shares)	915,856
Net loss for the year				(9,791,164)			(802,420)	(10,593,584)
Cumulative transaction adjustments					(98,893)			(98,893)
Balance at Dec. 31, 2020	$ 24,420	(3,160,360)	40,751,807	(25,642,387)	564,860	$ (9,100,000)	(776,273)	2,662,067
Balance (in Shares) at Dec. 31, 2020	24,420,526					(275,347)
Stock based compensation		225,740						225,740
Net loss for the year				(1,128,505)			(66,818)	(1,195,323)
Cumulative transaction adjustments					36,140			36,140
Balance at Mar. 31, 2021	$ 24,420	(2,934,620)	40,751,807	(26,770,892)	601,000	$ (9,100,000)	(843,091)	1,728,624
Balance (in Shares) at Mar. 31, 2021	24,420,526					(275,347)
Balance at Dec. 31, 2020	$ 24,420	(3,160,360)	40,751,807	(25,642,387)	564,860	$ (9,100,000)	(776,273)	2,662,067
Balance (in Shares) at Dec. 31, 2020	24,420,526					(275,347)
Issuance of common shares for cash	$ 3,028		10,265,995					10,269,023
Issuance of common shares for cash (in Shares)	3,027,750
Issuance of common shares for debt conversion	$ 1,111		2,692,437					2,693,548
Issuance of common shares for debt conversion (in Shares)	1,111,112
Issuance of common shares for consulting service	$ 367		1,728,223					1,728,590
Issuance of common shares for consulting service (in Shares)	366,934
Stock based compensation for options granted			2,675,205					2,675,205
Stock based compensation for services		902,960						902,960
Net loss for the year				(12,838,813)			802,962	(12,035,851)
Cumulative transaction adjustments					(25,200)			(25,200)
Balance at Dec. 31, 2021	$ 28,926	(2,257,400)	58,113,667	(38,481,200)	539,660	$ (9,100,000)	26,689	8,870,342
Balance (in Shares) at Dec. 31, 2021	28,926,322					(275,347)
Issuance of common shares for consulting service	$ 1,381		4,464,882					4,466,263
Issuance of common shares for consulting service (in Shares)	1,381,007
Stock based compensation		225,740						225,740
Net loss for the year				(5,995,440)			(92,175)	(6,087,615)
Cumulative transaction adjustments					(113,339)			(113,339)
Balance at Mar. 31, 2022	$ 30,307	$ (2,031,660)	$ 62,578,549	$ (44,476,640)	$ 426,321	$ (9,100,000)	$ (65,486)	$ 7,361,391
Balance (in Shares) at Mar. 31, 2022	30,307,329					(275,347)